Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Maximum original maturity of highly liquid investments, in order to be classified as cash and cash equivalents (in months)	3
Cash and cash equivalents	$ 192,422	$ 144,635	$ 20,373
Restricted cash	11,721	10,213	$ 10,614
Trade accounts receivables	3,117	2,102
Write off of doubtful accounts	0	920
Inventories	$ 5,553	6,817
Scrap value per light weight ton	0.2
Deferred Costs, Noncurrent	$ 4,714	$ 289
Number of reportable segments	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking	30
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking	60
Container Carrier and Bulk Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels useful life	25 years
LNG/C vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels useful life	35 years